NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
NET REVENUES
Schedule of net revenues

	Year Ended December 31,
	2019	2018	2017
	U.S dollars in thousands
Commercialization of products	3,227	4,671	3,240
Promotional services	3,064	3,689	767
	6,291	8,360	4,007